Statement of Compliance - Summary of Initial Application, Measurement Categories and Carrying Amounts of Financial Assets in Accordance with IAS No. 39 and IFRS No. 9 (Parenthetical) (Detail) - KRW (₩)
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Loss allowance	₩ 916,790,000,000		₩ 1,094,464,000,000	₩ 977,771,000,000	₩ 999,678,000,000
Reserves	(1,404,368,000,000)		(682,556,000,000)
Retained earnings	44,160,659,000,000		42,974,658,000,000
Non-controlling interests	₩ 3,347,257,000,000		₩ 3,666,334,000,000
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Reserves		₩ (498,517,000,000)
Retained earnings		447,067,000,000
Non-controlling interests		(34,754,000,000)
Financial assets at fair value through profit or loss [member] | Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Reserves		(421,525)
Retained earnings		421,525
Loans and receivables [member] | Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance		107,454,000,000
Retained earnings		(51,450,000,000)
Non-controlling interests		₩ (34,754,000,000)